Document and Entity Information	Jun. 01, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001737204
Document Type	8-K
Document Period End Date	Jun. 01, 2020
Entity Registrant Name	Riviera Resources, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	333-225927
Entity Tax Identification Number	82-5121920
Entity Address, Address Line One	600 Travis Street
Entity Address, Address Line Two	Suite 1700
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	(281)
Local Phone Number	840-4000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false